<SEQUENCE>1
<FILENAME>3Q2012Breithorn13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Breithorn Capital Management, LLC

   Address:               509 Madison Avenue, 16th Floor
                          New York, NY 10022

   Form 13F File Number:  028-14396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Adrian Ulrich
   Title:                 COO
   Phone:                 212-487-4964

   Signature, Place, and Date of Signing:

     /s/ Adrian Ulrich           New York, NY                11/14/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			54

Form 13F Information Value Total (thousands):		$131,410



List of Other Included Managers:			NONE

Form 13F-HR Information Table



				TITLE OF	      VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS	CUSIP	     (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		------	---------    --------   -------- --- ---- ------- ---------- -------- -------- --------
ALLSCRIPTS HEALTHCARE SOLUTION	COM	01988P108	3338	268720	  SH	Sole			268720	  0	0
AMDOCS LTD			COM	G02602103	3457	104800	  SH	Sole			104800	  0	0
AOL INC				COM	00184X105	1761	50000	  SH	Sole			50000	  0	0
BABCOCK & WILCOX CO		COM	05615F102	2651	104065	  SH	Sole			104065	  0	0
BIO RAD LABORATORIES INC CL A	COM	090572207	4252	39840	  SH	Sole			39840	  0	0
BMC SOFTWARE INC		COM	055921100	2092	50420	  SH	Sole			50420	  0	0
BRINKS CO			COM	109696104	3147	122510	  SH	Sole			122510	  0	0
CATERPILLAR INC			COM	149123101	1119	13005.66  SH	Sole			13005.66  0	0
CHEMED CORP			COM	16359R103	4232	61070	  SH	Sole			61070	  0	0
CHEVRON CORP			COM	166764100	4079	34991.82  SH	Sole			34991.82  0	0
COMPUTER SCIENCES CORP		COM	205363104	5112	158700	  SH	Sole			158700	  0	0
COMPUWARE CORP			COM	205638109	3169	320380	  SH	Sole			320380	  0	0
CSX CORP			COM	126408103	1705	82147.04  SH	Sole			82147.04  0	0
DEVON ENERGY CORP		COM	25179M103	1067	17628.29  SH	Sole			17628.29  0	0
DST SYSTEMS INC			COM	233326107	4364	77150	  SH	Sole			77150	  0	0
EASTMAN CHEM CO			COM	277432100	217	3800	  SH	Sole			3800	  0	0
ENTEGRIS INC			COM	29362U104	2032	250000	  SH	Sole			250000	  0	0
EQUAL ENERGY LTD		COM	29390Q109	1012	294051	  SH	Sole			294051	  0	0
EXELIS INC			COM	30162A108	2018	195180	  SH	Sole			195180	  0	0
FLUOR CORP			COM	343412102	1576	28008.76  SH	Sole			28008.76  0	0
FREEPORT-MCMORAN COPPER & GOLD	COM	35671D857	646	16329.39  SH	Sole			16329.39  0	0
FURIEX PHARMACEUTICALS INC	COM	36106P101	1717	90000	  SH	Sole			90000	  0	0
GARDNER DENVER INC		COM	365558105	4311	71360	  SH	Sole			71360	  0	0
HARTFORD FINANCIAL SERVICES GR	COM	416515104	3859	198490	  SH	Sole			198490	  0	0
HAWAIIAN TELCOM HOLDCO INC	COM	420031106	2723	153578	  SH	Sole			153578	  0	0
INTERDIGITAL INC		COM	45867G101	1053	28265.57  SH	Sole			28265.57  0	0
INTERNATIONAL BUSINESS MACHINE	COM	459200101	2331	11236.09  SH	Sole			11236.09  0	0
MARVELL TECHNOLOGY GROUP LTD	COM	G5876H105	1982	216450	  SH	Sole			216450	  0	0
MCDERMOTT INTL INC		COM	580037109	2781	227550	  SH	Sole			227550	  0	0
MEADWESTVACO CORP		COM	583334107	3791	123890	  SH	Sole			123890	  0	0
MORGAN STANLEY			COM	617446448	1421	84902.04  SH	Sole			84902.04  0	0
NORDION INC			COM	65563C105	4175	618520	  SH	Sole			618520	  0	0
NORTHWEST BANCSHARES INC MD	COM	667340103	3232	264300	  SH	Sole			264300	  0	0
NUANCE COMMUNICATIONS INC	COM	67020Y100	1742	70000	  SH	Sole			70000	  0	0
ORITANI FINANCIAL CORP		COM	68633D103	2077	137997	  SH	Sole			137997	  0	0
PDL BIOPHARMA INC		COM	69329Y104	116	15060	  SH	Sole			15060	  0	0
PEABODY ENERGY CORP		COM	704549104	3083	138310	  SH	Sole			138310	  0	0
PENDRELL CORP			COM	70686R104	203	180000	  SH	Sole			180000	  0	0
PENNEY J C INC			COM	708160106	2534	104310	  SH	Sole			104310	  0	0
PHILIP MORRIS INTL INC		COM	718172109	317	3530	  SH	Sole			3530	  0	0
PROGRESS SOFTWARE CORP		COM	743312100	4043	188996	  SH	Sole			188996	  0	0
REGIS CORP MINN			COM	758932107	3729	202860	  SH	Sole			202860	  0	0
REINSURANCE GROUP AMERICA INC	COM	759351604	240	4150	  SH	Sole			4150	  0	0
ROCKWELL AUTOMATION INC		COM	773903109	731	10517.59  SH	Sole			10517.59  0	0
TELEPHONE & DATA SYSTEMS INC	COM	879433829	3931	153510	  SH	Sole			153510	  0	0
TRONOX LTD CL A			COM	Q9235V101	1819	80300	  SH	Sole			80300	  0	0
UNIVERSAL AMERICAN CORP		COM	91338E101	2476	267923	  SH	Sole			267923	  0	0
VCA ANTECH INC			COM	918194101	3055	154940	  SH	Sole			154940	  0	0
VIEWPOINT FINANCIAL GROUP INC 	COM	92672A101	2515	131181	  SH	Sole			131181	  0	0
VISTEON CORP			COM	92839U206	3060	68820	  SH	Sole			68820	  0	0
WILLIS GROUP HOLDINGS PUBLIC L	COM	G96666105	2760	74750	  SH	Sole			74750	  0	0
WORLD WRESTLING ENTERTAINMENT 	COM	98156Q108	1299	161340	  SH	Sole			161340	  0	0
YAHOO INC			COM	984332106	3702	231750	  SH	Sole			231750	  0	0
YAMANA GOLD INC			COM	98462Y100	1556	81422.83  SH	Sole			81422.83  0	0